CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 26,570	$ 17,649
Cost of revenues
Total cost of revenues	16,347	11,261
Gross profit	10,223	6,388
Operating expenses:
Research and development	3,110	3,412
Sales and marketing	2,200	2,657
General and administrative	5,460	5,186
Other(income) expense, net	2,812	1,138
Total operating expenses	13,582	12,393
Operating loss	(3,359)	(6,005)
Financial expenses, net	(663)	(1,751)
Loss before income taxes	(4,022)	(7,756)
Income tax	0	299
Net loss	$ (4,022)	$ (7,457)
Net loss per share:
Net loss per share Basic	$ (0.6)	$ (2.8)
Net loss per share Diluted	$ (0.6)	$ (2.8)
Shares used in calculation of net income per share:
Shares used in calculation of net income per share Basic	6,762,038	2,619,810
Shares used in calculation of net income per share Diluted	6,762,038	2,619,810
Product [Member]
Revenues
Total revenues	$ 19,767	$ 10,100
Cost of revenues
Total cost of revenues	11,175	7,261
Service [Member]
Revenues
Total revenues	6,803	7,549
Cost of revenues
Total cost of revenues	$ 5,172	$ 4,000